UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-01716

ALLIANCEBERNSTEIN CAP FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: November 30, 2014

Date of reporting period: August 31, 2014

ITEM 1.	SCHEDULE OF INVESTMENTS.

AB Cap Fund, Inc.—AB Multi-Manager Alternative Strategies Fund

Portfolio of Investments

August 31, 2014 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS – 49.2%
Consumer Discretionary – 12.2%
Auto Components – 0.8%
Cie Generale des Etablissements Michelin—Class B	1,796	$198,685
Goodyear Tire & Rubber Co. (The)	25,581	664,339
Johnson Controls, Inc.	23,916	1,167,340
TRW Automotive Holdings Corp.(a)	10,191	981,291

		3,011,655

Automobiles – 0.3%
General Motors Co.	15,094	525,271
Harley-Davidson, Inc.	11,205	712,190

		1,237,461

Diversified Consumer Services – 0.4%
Service Corp. International/US	78,793	1,746,841
Sotheby’s	609	24,853

		1,771,694

Hotels, Restaurants & Leisure – 1.7%
Amaya Gaming Group, Inc.(a)	21,693	580,444
Boyd Gaming Corp.(a)	1,293	13,770
Buffalo Wild Wings, Inc.(a)	2,816	416,064
Caesars Acquisition Co.(a)	224	2,442
Caesars Entertainment Corp.(a)	1,973	26,517
Carnival Corp.	16,875	639,225
ClubCorp Holdings, Inc.	346	6,422
Domino’s Pizza, Inc.	13,900	1,048,755
Marriott International, Inc./DE—Class A	14,734	1,022,540
OPAP SA	3,014	48,270
Starbucks Corp.	9,461	736,160
Wyndham Worldwide Corp.(b)	23,911	1,935,356
Wynn Macau Ltd.	11,900	45,417
Wynn Resorts Ltd.	1,223	235,892

		6,757,274

Household Durables – 1.3%
Jarden Corp.(a)	11,765	703,429
Lennar Corp.—Class A	23,856	934,678
Mohawk Industries, Inc.(a)	2,275	332,195
NVR, Inc.(a)	861	1,010,117
Ryland Group, Inc. (The)	29,866	1,108,029
Whirlpool Corp.	5,332	815,903

		4,904,351

Internet & Catalog Retail – 1.5%
Liberty Media Corp.—Interactive(a)	52,001	1,535,069
NetFlix, Inc.(a) (b)	4,215	2,013,253
priceline.com, Inc.(a)	1,727	2,148,923

		5,697,245

Leisure Products – 0.4%
Brunswick Corp.	15,623	671,789

Company	Shares	U.S. $ Value
Polaris Industries, Inc.	5,012	$728,645

		1,400,434

Media – 4.2%
CBS Corp. Class B(b)	18,207	1,079,493
Charter Communications, Inc.—Class A(a)	7,401	1,160,995
Comcast Corp.—Class A	31,873	1,744,409
Discovery Communications, Inc.—Class A(a)	546	23,871
Discovery Communications, Inc.—Class C(a)	546	23,462
DISH Network Corp.—Class A(a)	12,637	819,004
Interpublic Group of Cos., Inc. (The)	18,700	365,211
Lamar Advertising Co.—Class A	31,041	1,629,032
Liberty Global PLC—Class A(a) (b)	5,802	253,373
Liberty Global PLC—Series C(a)	2,389	100,171
Liberty Media Corp.—Class C(a)	10,239	496,284
Naspers Ltd.—Class N	5,165	658,806
Scripps Networks Interactive, Inc.—Class A	1,570	125,145
Starz—Class A(a)	1,444	45,183
Time Warner Cable, Inc.—Class A	15,523	2,296,317
Time Warner, Inc.	17,409	1,341,015
Twenty-First Century Fox, Inc.—Class A	22,170	785,261
Twenty-First Century Fox, Inc.—Class B	28,831	992,940
Viacom, Inc.—Class B(b)	7,325	594,424
Walt Disney Co. (The)(b)	16,323	1,467,111
WPP PLC	20,900	438,607

		16,440,114

Multiline Retail – 0.3%
Macy’s, Inc.	18,081	1,126,265

Specialty Retail – 1.1%
AutoNation, Inc.(a)	12,534	679,969
CST Brands, Inc.(b)	8,682	302,481
Home Depot, Inc. (The)	10,600	991,100
Lowe’s Cos., Inc.	7,264	381,433
Penske Auto Group, Inc.	6,528	313,148
PetSmart, Inc.	3,133	224,229
Signet Jewelers Ltd.	5,110	602,316
Tiffany & Co.(b)	7,363	743,221

		4,237,897

Textiles, Apparel & Luxury Goods – 0.2%
Cie Financiere Richemont SA	6,700	640,041
Coach, Inc.	2,551	93,953
Hermes International	310	106,693

		840,687

		47,425,077

Consumer Staples – 2.8%
Beverages – 1.0%
Brown-Forman Corp.—Class B(b)	8,655	801,972
Carlsberg A/S—Class B	400	36,571

Company	Shares	U.S. $ Value
Constellation Brands, Inc.—Class A(a)	32,409	$2,822,500

		3,661,043

Food & Staples Retailing – 1.1%
Costco Wholesale Corp.(b)	15,225	1,843,443
CVS Caremark Corp.	28,951	2,300,157
Walgreen Co.	4,500	272,340

		4,415,940

Food Products – 0.4%
Chocoladefabriken Lindt & Spruengli AG (REG)	17	1,065,941
Orkla ASA	48,200	436,611

		1,502,552

Household Products – 0.3%
Church & Dwight Co., Inc.	5,928	404,527
Colgate-Palmolive Co.(b)	8,200	530,786
Henkel AG & Co. KGaA	2,200	209,377

		1,144,690

Tobacco – 0.0%
Lorillard, Inc.	264	15,761

		10,739,986

Energy – 5.1%
Energy Equipment & Services – 1.2%
CARBO Ceramics, Inc.	4,015	431,974
Halliburton Co.	17,750	1,200,077
Helmerich & Payne, Inc.	7,518	789,766
National Oilwell Varco, Inc.	13,937	1,204,575
Schlumberger Ltd.	11,308	1,239,809

		4,866,201

Oil, Gas & Consumable Fuels – 3.9%
Anadarko Petroleum Corp.(b)	17,396	1,960,355
Bonanza Creek Energy, Inc.(a)	6,559	402,788
Canadian Natural Resources Ltd.	10,700	465,985
Cheniere Energy, Inc.(a)	5,365	430,595
EOG Resources, Inc.	10,284	1,130,006
EP Energy Corp.(a)	20,120	388,920
EQT Corp.	50	4,953
Kinder Morgan, Inc./DE	39,759	1,547,603
Marathon Petroleum Corp.	24,842	2,260,871
Occidental Petroleum Corp.	13,400	1,389,982
Phillips 66	8,121	706,689
SemGroup Corp. Class A	16,512	1,448,598
Suncor Energy, Inc. (New York)(b)	27,575	1,133,057
Teekay Corp.	10,517	644,902
Tesoro Corp.	106	6,862
Williams Cos., Inc. (The)	17,445	1,036,931

		14,959,097

		19,825,298

Company	Shares	U.S. $ Value
Financials – 5.0%
Banks – 1.6%
Bank of America Corp.	114,127	$1,836,303
CIT Group, Inc.	4,700	225,412
Citigroup, Inc.	13,200	681,780
Comerica, Inc.	18,432	927,867
JPMorgan Chase & Co.(b)	7,115	422,987
Signature Bank/New York NY(a)	7,833	927,897
Wells Fargo & Co.(b)	20,865	1,073,296

		6,095,542

Capital Markets – 0.4%
Ameriprise Financial, Inc.	9,429	1,185,791
Bank of New York Mellon Corp. (The)	1,300	50,934
NorthStar Asset Management Group, Inc.(a)	20,806	384,703

		1,621,428

Consumer Finance – 0.3%
Ally Financial, Inc.(a)	15,906	391,288
Discover Financial Services	12,700	792,099
Santander Consumer USA Holdings, Inc.	725	13,499

		1,196,886

Diversified Financial Services – 0.9%
Groupe Bruxelles Lambert SA	4,900	481,894
McGraw Hill Financial, Inc.	15,968	1,295,484
Moody’s Corp.(b)	11,200	1,047,984
NASDAQ OMX Group, Inc. (The)	15,845	688,782

		3,514,144

Insurance – 1.6%
Aflac, Inc.	18,878	1,156,089
Alleghany Corp.(a)	606	261,265
Ambac Financial Group, Inc.(a)	861	20,836
American International Group, Inc.	39,544	2,216,836
Amtrust Financial Services, Inc.	6,970	306,889
Aon PLC	12,500	1,089,500
Assurant, Inc.	6,616	441,618
Willis Group Holdings PLC	16,471	691,288

		6,184,321

Real Estate – 0.1%
Realogy Holdings Corp.(a)	14,323	583,949

Thrifts & Mortgage Finance – 0.1%
Home Loan Servicing Solutions Ltd.	16,758	367,000

		19,563,270

Health Care – 4.7%
Biotechnology – 0.5%
Biogen Idec, Inc.(a)	712	244,244
Gilead Sciences, Inc.(a) (b)	14,140	1,521,182

		1,765,426

Company	Shares	U.S. $ Value
Health Care Equipment & Supplies – 1.0%
Becton Dickinson and Co.(b)	6,000	$703,020
CareFusion Corp.(a)	6,400	293,824
Covidien PLC(b)	18,897	1,640,826
Intuitive Surgical, Inc.(a)	925	434,759
Medtronic, Inc.(b)	13,530	863,891

		3,936,320

Health Care Providers & Services – 2.1%
Aetna, Inc.	14,575	1,197,045
Brookdale Senior Living, Inc.(a)	71,668	2,504,797
Espirito Santo Saude SGPS SA(a)	18,428	105,086
Express Scripts Holding Co.(a)	6,500	480,545
HCA Holdings, Inc.(a) (b)	6,946	484,970
Tenet Healthcare Corp.(a)	10,175	622,506
UnitedHealth Group, Inc.	9,012	781,160
Universal Health Services, Inc.—Class B	4,386	501,934
WellPoint, Inc.(b)	13,614	1,586,167

		8,264,210

Life Sciences Tools & Services – 0.2%
Thermo Fisher Scientific, Inc.	7,000	841,470

Pharmaceuticals – 0.9%
Actavis PLC(a) (b)	5,280	1,198,454
Johnson & Johnson	3,600	373,428
Merck & Co., Inc.(b)	5,351	321,649
Mylan, Inc.(a)	10,174	494,456
Valeant Pharmaceuticals International, Inc.(a)	10,053	1,179,217

		3,567,204

		18,374,630

Industrials – 9.8%
Aerospace & Defense – 1.4%
Airbus Group NV	13,918	856,417
Boeing Co. (The)	2,081	263,871
General Dynamics Corp.	2,485	306,276
Meggitt PLC	47,900	374,872
Precision Castparts Corp.	6,104	1,489,742
Raytheon Co.(b)	12,428	1,197,314
TransDigm Group, Inc.	4,756	894,080

		5,382,572

Air Freight & Logistics – 0.7%
FedEx Corp.(b)	8,290	1,225,925
United Parcel Service, Inc.—Class B(b)	15,906	1,548,131

		2,774,056

Airlines – 1.0%
Delta Air Lines, Inc.	46,863	1,854,838
Deutsche Lufthansa AG (REG)	11,406	198,211
Ryanair Holdings PLC(a)	75,626	713,731

Company	Shares	U.S. $ Value
United Continental Holdings, Inc.(a)	26,209	$1,247,810

		4,014,590

Building Products – 0.3%
Fortune Brands Home & Security, Inc.(b)	26,779	1,157,121

Construction & Engineering – 0.3%
Aecom Technology Corp.(a)	9,154	346,387
Fluor Corp.	10,636	785,894

		1,132,281

Electrical Equipment – 0.9%
Acuity Brands, Inc.	5,788	717,017
Eaton Corp. PLC	16,666	1,163,454
Rockwell Automation, Inc.	5,125	597,626
SolarCity Corp.(a)	12,850	882,538

		3,360,635

Industrial Conglomerates – 0.3%
Danaher Corp.	13,809	1,057,908
Jardine Matheson Holdings Ltd.	1,200	72,292
Jardine Strategic Holdings Ltd.	4,000	145,547

		1,275,747

Machinery – 1.8%
Allison Transmission Holdings, Inc.	30,229	927,426
EnPro Industries, Inc.(a)	7,356	499,472
Flowserve Corp.	2,650	201,108
Greenbrier Cos., Inc. (The)	3,408	243,740
Joy Global, Inc.	5,800	366,270
Pall Corp.(b)	10,600	894,322
Parker-Hannifin Corp.	2,524	291,522
Stanley Black & Decker, Inc.	7,984	730,536
Sulzer AG	1,300	172,802
Timken Co.	23,900	1,082,431
Toro Co. (The)(b)	14,500	892,185
Trinity Industries, Inc.	15,810	764,888

		7,066,702

Professional Services – 0.2%
Nielsen NV	13,012	611,434

Road & Rail – 2.0%
Avis Budget Group, Inc.(a)	9,707	655,319
Con-way, Inc.	5,668	290,485
Hertz Global Holdings, Inc.(a)	39,983	1,181,498
JB Hunt Transport Services, Inc.	1,400	105,770
Kansas City Southern(b)	4,052	467,439
Old Dominion Freight Line, Inc.(a)	12,027	801,840
Ryder System, Inc.	7,255	655,417
Saia, Inc.(a)	5,300	251,591
Union Pacific Corp.(b)	29,461	3,101,359

		7,510,718

Company	Shares	U.S. $ Value
Trading Companies & Distributors – 0.8%
AerCap Holdings NV(a)	31,591	$1,498,993
MRC Global, Inc.(a)	9,423	233,879
NOW, Inc./DE(a)	43,141	1,424,947

		3,157,819

Transportation Infrastructure – 0.1%
BBA Aviation PLC	23,766	127,545
Macquarie Infrastructure Co. LLC	5,527	398,663

		526,208

		37,969,883

Information Technology – 5.3%
Communications Equipment – 0.3%
ARRIS Group, Inc.(a)	11,500	352,015
Cisco Systems, Inc.	21,500	537,285
QUALCOMM, Inc.	3,700	281,570

		1,170,870

Electronic Equipment, Instruments & Components – 0.7%
Corning, Inc.	57,471	1,198,845
TE Connectivity Ltd.(b)	21,800	1,366,424

		2,565,269

Internet Software & Services – 1.5%
Equinix, Inc.(a)	1,250	272,825
Google, Inc.—Class A(a) (b)	4,840	2,818,622
Google, Inc.—Class C(a) (b)	1,004	573,886
LinkedIn Corp.—Class A(a)	2,193	495,070
Tencent Holdings Ltd.	69,423	1,129,920
Yahoo!, Inc.(a)	9,758	375,781

		5,666,104

IT Services – 0.5%
MasterCard, Inc.—Class A(b)	16,200	1,228,122
Western Union Co. (The)—Class W	49,677	867,857

		2,095,979

Semiconductors & Semiconductor Equipment – 0.6%
Analog Devices, Inc.	7,300	373,176
Avago Technologies Ltd.	16,301	1,338,149
Intel Corp.	7,800	272,376
NXP Semiconductor NV(a)	7,035	482,038

		2,465,739

Software – 1.2%
Check Point Software Technologies Ltd.(a)	4,500	319,590
Microsoft Corp.	29,300	1,331,099
Oracle Corp.	29,400	1,220,982
Salesforce.com, Inc.(a)	6,648	392,830
Symantec Corp.(b)	47,575	1,155,121
Tungsten Corp. PLC(a)	16,486	94,424

Company	Shares	U.S. $ Value
Vringo, Inc.(a)	42,148	$42,570

		4,556,616

Technology Hardware, Storage & Peripherals – 0.5%
Apple, Inc.	3,874	397,085
Lexmark International, Inc.—Class A	5,754	290,922
Western Digital Corp.	11,340	1,168,134

		1,856,141

		20,376,718

Materials – 3.4%
Chemicals – 2.5%
Celanese Corp.—Series A	14,324	895,823
CF Industries Holdings, Inc.(b)	8,806	2,269,042
Ecolab, Inc.(b)	8,900	1,021,898
EI du Pont de Nemours & Co.(b)	6,838	452,060
LyondellBasell Industries NV—Class A	5,218	596,678
Sherwin-Williams Co. (The)(b)	7,952	1,734,411
Westlake Chemical Corp.	4,776	463,893
WR Grace & Co.(a) (b)	20,800	2,059,824

		9,493,629

Construction Materials – 0.1%
Headwaters, Inc.(a)	408	5,300
HeidelbergCement AG	2,669	202,040

		207,340

Containers & Packaging – 0.2%
Berry Plastics Group, Inc.(a)	644	15,527
Owens-Illinois, Inc.(a)	27,306	840,752

		856,279

Metals & Mining – 0.3%
Alcoa, Inc.	40,100	666,061
Century Aluminum Co.(a)	8,936	223,221
Norsk Hydro ASA	55,100	324,607

		1,213,889

Paper & Forest Products – 0.3%
Canfor Corp.(a)	33,102	767,803
Louisiana-Pacific Corp.(a)	33,070	471,909

		1,239,712

		13,010,849

Telecommunication Services – 0.7%
Diversified Telecommunication Services – 0.3%
Telefonica Deutschland Holding AG	39,939	304,473
Verizon Communications, Inc.	17,505	872,099

		1,176,572

Wireless Telecommunication Services – 0.4%
SoftBank Corp.	9,115	658,606

Company	Shares		U.S. $ Value
T-Mobile US, Inc.(a)		29,354	$882,968

			1,541,574

			2,718,146

Utilities – 0.2%
Electric Utilities – 0.1%
NextEra Energy, Inc.		4,352	428,454
NRG Yield, Inc. Class A		3,545	192,813

			621,267

Independent Power Producers & Energy Traders – 0.1%
TerraForm Power, Inc.—Class A(a)		6,411	200,280

			821,547

Total Common Stocks (cost $183,340,647)			190,825,404

	Principal Amount (000)
CORPORATE BONDS – 12.7%
Consumer Discretionary – 2.6%
Automobiles – 0.1%
General Motors Co. 6.25%, 10/02/43	U.S.$	323	378,718

Hotels Restaurants & Leisure – 1.2%
Caesars Entertainment Operating Co., Inc.
9.00%, 2/15/20		700	560,000
11.25%, 6/01/17		920	756,700
Odeon & UCI Finco PLC 9.00%, 8/01/18 (c)	GBP	960	1,607,690
Punch Taverns Finance PLC 6.82%, 7/15/20		990	1,791,468

			4,715,858

Media – 0.5%
Intelsat Luxembourg SA 8.125%, 6/01/23	U.S.$	595	644,087
Numericable Group SA 6.25%, 5/15/24 (c)		1,200	1,237,500

			1,881,587

Retailers – 0.8%
Chinos Intermediate Holdings A, Inc. 7.75% (7.75% Cash or 8.50% PIK), 5/01/19 (c) (d)		1,660	1,622,650
Claire’s Stores, Inc. 9.00%, 3/15/19 (c)		1,200	1,248,000
Petco Animal Supplies, Inc. 9.25%, 12/01/18 (c)		150	159,562
Quiksilver, Inc. / QS Wholesale, Inc. 7.875%, 8/01/18 (c)		5	4,713

	Principal Amount (000)		U.S. $ Value
Sears Holdings Corp. 6.625%, 10/15/18	U.S.$	29	$26,390

			3,061,315

			10,037,478

Consumer Staples – 0.2%
Supermarkets – 0.2%
New Albertsons, Inc. 8.00%, 5/01/31		615	596,550

Covered – 0.1%
Mtg Non Pfand – 0.1%
Cedulas TDA 6 Fondo de Titulizacion de Activos 4.25%, 4/10/31	EUR	400	581,421

Energy – 0.3%
Oil Gas & Consumable Fuels – 0.3%
Ithaca Energy, Inc. 8.125%, 7/01/19 (c)	U.S.$	1,000	1,011,250

Financials – 1.5%
Banks – 0.3%
Washington Mutual Bank Zero Coupon, 11/06/09		4,000	1,155,000

Capital Markets – 0.7%
Lehman Brothers Holdings, Inc.
1.00%, 12/30/16		1,995	394,012
6.20%, 9/26/14(a)		5,000	987,500
7.875%, 5/08/18	GBP	4,150	1,420,641

			2,802,153

Insurance – 0.5%
Ambac Assurance Corp. 5.10%, 6/07/20 (c)	U.S.$	1,500	1,717,500

			5,674,653

Health Care – 0.6%
Healthcare – 0.6%
Gentiva Health Services, Inc. 11.50%, 9/01/18		1,277	1,369,583
inVentiv Health, Inc.
10.00% (10.00% Cash or 12.00% PIK), 8/15/18(c) (d)		683	652,265
11.00%, 8/15/18(c)		492	408,360

			2,430,208

Industrials – 3.9%
Building Materials – 0.4%
HD Supply, Inc. 11.50%, 7/15/20		1,247	1,465,225

Independent – 1.7%
Chesapeake Energy Corp. 5.375%, 6/15/21		200	211,500
6.625%, 8/15/20		280	322,700

	Principal Amount (000)		U.S. $ Value
Halcon Resources Corp. 9.75%, 7/15/20	U.S.$	1,750	$1,885,625
Linn Energy LCC/Linn Energy Finance Corp. 8.625%, 4/15/20		1,510	1,611,925
Whiting Petroleum Corp.
5.00%, 3/15/19		317	334,435
5.75%, 3/15/21		2,209	2,424,377

			6,790,562

Midstream – 0.5%
Access Midstream Partners LP/ACMP Finance Corp. 4.875%, 5/15/23		716	753,590
Midcontinent Express Pipeline LLC 6.70%, 9/15/19 (c)		683	773,498
Williams Cos., Inc. (The) 7.75%, 6/15/31		410	495,410

			2,022,498

Packaging – 0.3%
Beverage Packaging Holdings Luxembourg II SA/Beverage Packaging Holdings II Issuer 6.00%, 6/15/17 (c)		1,300	1,319,500

Transportation Services – 0.5%
Navios Maritime Acquisition Corp. / Navios Acquisition Finance US, Inc. 8.125%, 11/15/21 (c)		1,745	1,814,800

Wireless – 0.3%
Altice Finco SA 8.125%, 1/15/24 (c)		800	870,000
Wind Acquisition Finance SA 4.75%, 7/15/20 (c)		323	323,807

			1,193,807

Wirelines – 0.2%
Telecom Italia SpA 5.303%, 5/30/24 (c)		647	658,323

			15,264,715

Information Technology – 1.2%
Technology – 1.2%
Advanced Micro Devices, Inc. 7.75%, 8/01/20		1,000	1,052,500
Avaya, Inc. 10.50%, 3/01/21 (c)		709	650,508
Hewlett-Packard Co. 6.00%, 9/15/41		918	1,089,669
Interface Security Systems Holdings, Inc./Interface Security Systems LLC 9.25%, 1/15/18		1,625	1,673,750

			4,466,427

	Principal Amount (000)		U.S. $ Value
Materials – 2.3%
Chemicals – 0.9%
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC
8.875%, 2/01/18	U.S.$	2,364	$2,452,650
9.00%, 11/15/20		1,022	1,034,775

			3,487,425

Metals & Mining – 1.4%
American Gilsonite Co. 11.50%, 9/01/17 (c)		1,500	1,629,375
Consolidated Minerals Ltd. 8.00%, 5/15/20 (c)		735	709,275
HudBay Minerals, Inc. 9.50%, 10/01/20 (c)		1,395	1,517,062
Thompson Creek Metals Co., Inc. 7.375%, 6/01/18		1,455	1,455,000

			5,310,712

			8,798,137

Utilities – 0.0%
Electric Utilities – 0.0%
GCB 144A Energy Future 10.00%, 12/01/20		2,063	157,304

Total Corporate Bonds (cost $48,839,626)			49,018,143

	Shares
R.E. INVESTMENT TRUST UNITS – 2.1%
Financials – 2.1%
Real Estate Investment Trusts (REITs) – 2.1%
Campus Crest Communities, Inc.		48,108	395,448
Chimera Investment Corp.		110,000	364,100
Colony Financial, Inc.		46,652	1,045,938
Crown Castle International Corp.		9,782	777,767
Gramercy Property Trust, Inc.		259,721	1,607,673
iStar Financial, Inc. Series D		25,689	643,510
iStar Financial, Inc. Series E		46,650	1,155,940
NorthStar Realty Finance Corp.		108,571	2,009,649
PennyMac Mortgage Investment Trust		9,100	202,566

			8,202,591

Industrials – 0.0%
Commercial Services & Supplies – 0.0%
Iron Mountain, Inc.		2,796	100,600

Total R.E. Investment Trust Units (cost $8,009,101)			8,303,191

	Principal Amount (000)		U.S. $ Value
GOVERNMENT ISSUES – 1.8%
Treasuries – 1.8%
U.S. Treasury Bill
Zero Coupon, 10/09/14-11/06/14	U.S.$	4,000	$3,999,830
Zero Coupon, 10/30/14(b)		2,000	1,999,928
U.S. Treasury Notes
1.625%, 7/31/19		258	258,020
2.375%, 8/15/24		821	823,181
Total Government Issues (cost $7,078,696)			7,080,959
MUNICIPALS – 1.6%
Local Authorities – 1.6%
Local Authorities – 1.6%
Alabaster Board of Education AGM, Series A 4.00%, 9/01/44 (e)		60	59,896
Arlington Higher Education Finance Corp 4.00%, 8/15/39-8/15/42		110	111,228
Bay Area Toll Authority Series F-1 5.00%, 4/01/54		465	516,127
Bethel Local School District Series B 4.00%, 11/01/51		145	144,714
Bethlehem Authority 3.625%, 11/15/29 (e)		20	19,964
Butler County Unified School District No. 375 Circle
3.25%, 9/01/29(e)		10	10,042
3.375%, 9/01/30(e)		20	20,133
3.50%, 9/01/31(e)		45	45,375
City of Frisco 3.50%, 2/15/34(e)		145	143,584
City of Huntsville Series A 3.50%, 8/01/37 (e)		255	251,823
City of Raleigh Series A 3.50%, 10/01/35-10/01/36		120	119,100
4.00%, 10/01/37-10/01/38		150	155,673
Clovis Unified School District Series C 3.50%, 8/01/34 (e)		25	24,928
Colorado Educational & Cultural Facilities Authority
4.00%, 11/15/37		20	19,672
4.125%, 11/15/44		60	59,434
County of Cuyahoga 3.625%, 12/01/35 (e)		200	195,778
Euclid OH City Sch Dist 3.625%, 9/10/14		220	210,445
Fayetteville NC Public Wks Com 3.50%, 3/01/37		225	220,189

	Principal Amount (000)		U.S. $ Value
Groveport-Madison Local School District 4.00%, 10/01/52	U.S.$	195	$193,485
La Paz County Industrial Development Authority 7.00%, 3/01/34		1,050	1,030,008
Liberty Center Local School District 4.00%, 11/01/44		25	25,185
4.125%, 11/01/51		175	175,584
Louisiana Local Government Environmental Facilities & Community Development Auth 3.75%, 9/01/39 (e)		60	59,710
New York City Transitional Finance Authority Future Tax Secured Revenue 4.00%, 8/01/39		35	36,484
Ohio Air Quality Development Authority (FirstEnergy Nuclear Generation LLC) Series 2006 3.625%, 12/01/33		60	60,822
Port Authority of New York & New Jersey 4.00%, 9/01/34		140	142,310
Saint Michael MN Indep Sch Dis Series A 3.00%, 2/01/30		1,570	1,528,269
Village of Bedford Park IL Water System Revenue AGM, Series A 4.00%, 12/01/34 (e)		30	29,146
Virgin Islands Public Fin Auth 5.00%, 10/01/34		500	537,680
West Virginia Hospital Finance Authority 4.00%, 1/01/34 (e)		120	122,036
Winchester Economic Development Authority 4.00%, 1/01/34 (e)		80	81,545

Total Municipals (cost $6,304,993)			6,350,369

	Shares
DEPOSITORY RECEIPTS – 1.4%
Consumer Discretionary – 0.2%
Internet & Catalog Retail – 0.2%
Vipshop Holdings Ltd. (ADR)(a)		4,250	835,678

Consumer Staples – 0.6%
Beverages – 0.5%
Anheuser-Busch InBev NV (Sponsored ADR)		10,300	1,151,334
Diageo PLC (Sponsored ADR)		8,856	1,061,569

			2,212,903

Food Products – 0.1%
Unilever NV		8,900	370,108

			2,583,011

Company	Shares		U.S. $ Value
Energy – 0.1%
Oil, Gas & Consumable Fuels – 0.1%
Gazprom OAO (Sponsored ADR)		16,400	$117,281
LUKOIL OAO (Sponsored ADR)		2,100	116,928
Rosneft Oil Co.		11,800	72,045

			306,254

Financials – 0.0%
Banks – 0.0%
Sberbank of Russia (Sponsored ADR)		5,100	41,620

Health Care – 0.1%
Pharmaceuticals – 0.1%
Shire PLC (ADR)		796	194,503

Information Technology – 0.3%
Internet Software & Services – 0.3%
Qihoo 360 Technology Co., Ltd. (ADR)(a) (b)		15,420	1,354,339

Materials – 0.0%
Metals & Mining – 0.0%
MMC Norilsk Nickel (ADR)		4,200	82,316

Telecommunication Services – 0.1%
Telecommunication Services – 0.1%
Vodafone Group PLC (Sponsored ADR)		5,800	199,172

Total Depository Receipts (cost $5,620,156)			5,596,893

PREFERRED STOCKS – 0.9%
Financials – 0.9%
Banks – 0.6%
RBS Capital Funding Trust V Series E 5.90%		48,675	1,170,147
RBS Capital Funding Trust VII 6.08%		48,200	1,171,260
Sberbank of Russia (Preference Shares) 3.20%	RUB	37,300	56,103

			2,397,510

Consumer Finance – 0.3%
GMAC Capital Trust I 8.125%		34,988	940,477

			3,337,987

Energy – 0.0%
Oil, Gas & Consumable Fuels – 0.0%
Surgutneftegas OAO (Preference Shares) 2.36%		78,100	57,780

Total Preferred Stocks (cost $3,380,937)			3,395,767

	Principal Amount (000)		U.S. $ Value
CONVERTIBLE BONDS – 0.3%
Consumer Discretionary – 0.3%
Hotels Restaurants & Leisure – 0.3%
Starwood Waypoint Residential Trust 3.00%, 7/01/19 (c)	U.S.$	880	$911,900

Financials – 0.0%
Capital Markets – 0.0%
Apollo Commercial Real Estate Finance, Inc. 5.50%, 3/15/19		90	91,800

Total Convertible Bonds (cost $982,296)			1,003,700

	Shares
COMMON STOCK UNITS – 0.3%
Financials – 0.3%
Real Estate Management & Development – 0.3%
Rescap Liquidating Trust (cost $922,407)		50,257	972,473

LIMITED PARTNERSHIP UNITS – 0.2%
Financials – 0.1%
Capital Markets – 0.1%
Lazard Ltd.—Class A		12,100	661,386

Utilities – 0.1%
Independent Power and Renewable Electricity Producers – 0.1%
NextEra Energy Partners LP(a)		5,817	204,235

Total Limited Partnership Units (cost $834,640)			865,621

	Principal Amount (000)
COLLATERALIZED MORTGAGE OBLIGATIONS – 0.1%
Financials – 0.1%
Thrifts & Mortgage Finance – 0.1%
Sunset Mortgage Loan Co. —Class A, Series 2014-NPL1 3.228%, 8/16/44 (c) (cost $576,000)	U.S.$	576	576,000

	Shares
MUTUAL FUNDS – 0.1%
Local Authorities – 0.1%
Local Authorities – 0.1%
Eaton Vance Municipal Income Term Trust		1,898	32,892
Nuveen Dividend Advantage Municipal Fund 3		6,292	89,284
Nuveen Dividend Advantage Municipal Income Fund		5,745	83,992

Total Mutual Funds (cost $204,344)			206,168

Company	Contracts	U.S. $ Value
OPTIONS EQUITY – 0.1%
Anadarko Petroleum Corp. Expiration: Nov 2014, Exercise Price: $ 110.00 (a) (f)	9	$6,327
Darden Restaurants, Inc. Expiration: Sep 2014, Exercise Price: $ 48.00 (a) (f)	25	2,125
Financial Select Sector SPDR Fund Expiration: Oct 2014, Exercise Price: $ 20.00 (a) (f)	1,064	4,256
iShares Russell 2000 ETF Expiration: Sep 2014, Exercise Price: $ 110.00 (a) (f)	617	16,968
iShares Russell 2000 ETF Expiration: Sep 2014, Exercise Price: $ 112.00 (a) (f)	863	39,698
iShares U.S. Real Estate ETF Expiration: Dec 2014, Exercise Price: $ 68.00 (a) (f)	134	7,839
ITT Educational Services, Inc. Expiration: Apr 2015, Exercise Price: $ 5.00 (a) (f)	15	1,020
ITT Educational Services, Inc. Expiration: Apr 2015, Exercise Price: $ 6.00 (a) (f)	12	1,380
ITT Educational Services, Inc. Expiration: Apr 2015, Exercise Price: $ 7.00 (a) (f)	9	1,458
NetFlix, Inc. Expiration: Jul 2015, Exercise Price: $ 355.00 (a) (f)	4	6,650
NetFlix, Inc. Expiration: Jul 2015, Exercise Price: $ 370.00 (a) (f)	3	6,075
NetFlix, Inc. Expiration: Jul 2015, Exercise Price: $ 415.00 (a) (f)	1	3,428
NetFlix, Inc. Expiration: Jul 2015, Exercise Price: $ 435.00 (a) (f)	2	8,380
Utilities Select Sector SPDR Fund Expiration: Dec 2014, Exercise Price: $ 38.00 (a) (f)	248	5,704
Williams Cos. Inc. (The) Expiration: Jan 2015, Exercise Price: $ 55.00 (a) (f)	169	88,302

Total Options Equity (premiums paid $435,644)		199,610

	Shares
WARRANTS – 0.0%
Financials – 0.0%
Banks – 0.0%
JPMorgan Chase & Co., expiring 10/28/18(a) (cost $137,970)	7,300	140,160

Company	Contracts		U.S. $ Value
OPTIONS INDEX – 0.0%
S&P 500 Index Expiration: Dec 2014, Exercise Price: $ 1,925.00 (a) (f)		6	$60,360
S&P 500 Index Expiration: Oct 2014, Exercise Price: $ 1,850.00 (a) (f)		6	3,480
S&P 500 Index Expiration: Oct 2014, Exercise Price: $ 1,925.00 (a) (f)		3	4,005
S&P 500 Index Expiration: Sep 2014, Exercise Price: $ 1,775.00 (a) (f)		32	2,160

Total Options Index (premiums paid $102,038)			70,005

	Shares
SHORT-TERM INVESTMENTS – 24.5%
Investment Companies – 23.3%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio, 0.07%(g) (h)		69,594,062	69,594,062
SSC Government MM GVXX, 0.00%(h)		20,818,514	20,818,514

Total Investment Companies (cost $90,412,576)			90,412,576

	Principal Amount (000)
U.S. TREASURIES – 1.2%
U.S. Treasury Bill Zero Coupon, 10/23/14 (b)	U.S.$	1,250	1,249,982
0.04%, 1/22/15 (b)		1,250	1,249,803
U.S. Treasury Notes 2.375%, 2/28/15 (b)		2,000	2,040,317

Total U.S. Treasuries (cost $4,540,102)			4,540,102

Total Short-Term Investments (cost $94,952,678)			94,952,678

Total Investments Before Securities Sold Short – 95.3% (cost $361,722,172)(i)			369,557,141

	Shares
SECURITIES SOLD SHORT – (24.3)%
MUTUAL FUNDS – (13.0)%
Other – (8.8)%
Other – (8.8)%
iShares China Large-Cap ETF		(3,592)	(145,368)
iShares MSCI Brazil Capped ETF		(1,984)	$(106,541)
iShares MSCI Canada Index Fund		(19,164)	(629,729)
iShares MSCI Emerging Markets ETF		(38,154)	(1,719,219)

Company	Shares	U.S. $ Value
iShares MSCI India ETF	(9,043)	(280,288)
iShares MSCI Japan ETF	(8,128)	(95,910)
iShares Russell 2000 Growth ETF	(13,467)	(1,844,306)
iShares Russell 2000 Index Fund	(15,762)	(1,837,219)
iShares U.S. Home Construction ETF	(13,036)	(313,776)
iShares US Real Estate ETF	(39,350)	(2,919,770)
Market Vectors Russia ETF	(4,737)	(113,120)
Powershares QQQ Trust Series 1	(1,084)	(108,161)
SPDR S&P 500 ETF Trust	(106,642)	(21,404,116)
Technology Select Sector SPDR Fund	(61,520)	(2,478,026)

		(33,995,549)

Financials – (1.2)%
Banks – (0.1)%
SPDR S&P Regional Banking ETF	(12,734)	(495,989)

Other – (1.1)%
Financial Select Sector SPDR Fund	(172,665)	(4,033,455)

		(4,529,444)

Industrials – (1.0)%
Other – (1.0)%
Industrial Select Sector SPDR Fund	(73,874)	(3,990,673)

Consumer Discretionary – (0.7)%
Other – (0.7)%
Consumer Discretionary Select Sector SPDR Fund	(42,029)	(2,892,436)

Energy – (0.5)%
Oil, Gas & Consumable Fuels – 0.0%
SPDR S&P Oil & Gas Exploration & Production ETF	(800)	(63,240)

Other – (0.5)%
Energy Select Sector SPDR Fund	(20,615)	(2,035,525)

		(2,098,765)

Health Care – (0.3)%
Other – (0.3)%
Health Care Select Sector SPDR Fund	(18,550)	(1,184,603)

Consumer Staples – (0.2)%
Other – (0.2)%
Consumer Staples Select Sector SPDR Fund	(18,621)	(840,366)

Utilities – (0.2)%
Other – (0.2)%
Utilities Select Sector SPDR Fund	(13,660)	(591,205)

Materials – (0.1)%
Other – (0.1)%
Materials Select Sector SPDR Fund	(8,567)	(432,890)

Total Mutual Funds (proceeds $48,674,822)		(50,555,931)

Company	Shares	U.S. $ Value
COMMON STOCKS – (7.9)%
Consumer Discretionary – (2.5)%
Auto Components – 0.0%
Continental AG	(400)	$(85,608)

Automobiles – (0.1)%
Fiat SpA(a)	(16,290)	(159,317)
General Motors Co.	(1,700)	(59,160)
Tesla Motors, Inc.(a)	(350)	(94,395)

		(312,872)

Distributors – 0.0%
LKQ Corp.(a)	(6,190)	(175,796)

Diversified Consumer Services – (0.2)%
Apollo Education Group, Inc.(a)	(11,700)	(324,909)
DeVry Education Group, Inc.	(4,550)	(195,331)
Sotheby’s	(2,220)	(90,598)
Strayer Education, Inc.(a)	(1,330)	(80,758)

		(691,596)

Hotels, Restaurants & Leisure – (0.4)%
Carnival Corp.	(2,740)	(103,791)
Chipotle Mexican Grill, Inc.—Class A(a)	(46)	(31,218)
Dunkin’ Brands Group, Inc.	(2,800)	(121,912)
Genting Singapore PLC	(65,000)	(63,441)
Las Vegas Sands Corp.	(2,820)	(187,558)
Marriott International, Inc.	(1,900)	(131,860)
MGM Resorts International(a)	(16,835)	(411,952)
Norwegian Cruise Line Holdings Ltd.(a)	(2,690)	(89,604)
Wynn Resorts Ltd.	(1,091)	(210,432)

		(1,351,768)

Household Durables – 0.0%
Garmin Ltd.	(1,590)	(86,385)

Internet & Catalog Retail – (0.4)%
Amazon.com, Inc.(a)	(2,810)	(952,702)
Expedia, Inc.	(1,962)	(168,536)
HomeAway, Inc.(a)	(5,894)	(195,681)
Netflix, Inc.(a)	(303)	(144,725)
RetailMeNot, Inc.(a)	(2,180)	(40,657)

		(1,502,301)

Media – (0.6)%
Cablevision Systems Corp.	(4,960)	(91,810)
Charter Communications, Inc.(a)	(854)	(133,967)
Comcast Corp.—Class A	(26,829)	(1,468,351)
DISH Network Corp.—Class A(a)	(1,700)	(110,177)
Live Nation Entertainment, Inc.(a)	(1,539)	(33,796)
Sirius XM Holdings, Inc.(a)	(93,639)	(339,910)

		(2,178,011)

Multiline Retail – (0.1)%
Macy’s, Inc.	(1,080)	(67,273)

Company	Shares	U.S. $ Value
Target Corp.	(7,818)	$(469,627)

		(536,900)

Specialty Retail – (0.6)%
Bed Bath & Beyond, Inc.(a)	(2,270)	(145,870)
Best Buy Co., Inc.	(13,124)	(418,524)
CarMax, Inc.(a)	(2,540)	(133,096)
Five Below, Inc.(a)	(4,470)	(181,303)
GameStop Corp.—Class A	(4,720)	(199,184)
Home Depot, Inc. (The)	(4,803)	(449,081)
Men’s Wearhouse, Inc. (The)	(1,410)	(76,182)
O’Reilly Automotive, Inc.(a)	(600)	(93,588)
Outerwall, Inc.(a)	(1,700)	(100,181)
PetSmart, Inc.	(1,700)	(121,669)
Restoration Hardware Holdings, Inc.(a)	(2,907)	(243,810)
Ulta Salon Cosmetics & Fragrance, Inc.(a)	(2,660)	(258,845)

		(2,421,333)

Textiles, Apparel & Luxury Goods – (0.1)%
Coach, Inc.	(3,400)	(125,222)
Michael Kors Holdings Ltd.(a)	(1,570)	(125,789)
Tumi Holdings, Inc.(a)	(4,919)	(110,579)

		(361,590)

		(9,704,160)

Energy – (1.2)%
Energy Equipment & Services – (0.3)%
CARBO Ceramics, Inc.	(832)	(89,515)
Core Laboratories NV	(2,013)	(318,034)
FMC Technologies, Inc.(a)	(1,315)	(81,319)
Transocean Ltd.	(23,644)	(913,841)

		(1,402,709)

Oil, Gas & Consumable Fuels – (0.9)%
Anadarko Petroleum Corp.	(1,182)	(133,200)
Baytex Energy Corp.	(200)	(8,943)
Chesapeake Energy Corp.	(7,410)	(201,552)
ConocoPhillips	(700)	(56,854)
Consol Energy, Inc.	(4,910)	(197,775)
Crescent Point Energy Corp.	(300)	(12,416)
Devon Energy Corp.	(1,408)	(106,191)
Eni SpA	(7,210)	(180,041)
Exxon Mobil Corp.	(1,090)	(108,411)
InterOil Corp.(a)	(790)	(47,913)
Kinder Morgan, Inc./DE	(39,759)	(1,539,866)
Occidental Petroleum Corp.	(890)	(92,320)
Peabody Energy Corp.	(13,870)	(220,256)
Pioneer Natural Resources Co.	(1,363)	(284,390)
Polski Koncern Naftowy Orlen S.A.	(15,960)	(196,998)
Rosetta Resources, Inc.(a)	(2,090)	(104,500)

		(3,491,626)

		(4,894,335)

Company	Shares	U.S. $ Value
Industrials – (1.0)%
Aerospace & Defense – (0.2)%
B/E Aerospace, Inc.(a)	(1,514)	$(128,296)
General Dynamics Corp.	(737)	(90,835)
Honeywell International, Inc.	(1,626)	(154,844)
United Technologies Corp.	(1,420)	(153,332)

		(527,307)

Airlines – (0.2)%
JetBlue Airways Corp.(a)	(41,348)	(505,686)
Norwegian Air Shuttle AS(a)	(4,241)	(140,642)

		(646,328)

Commercial Services & Supplies – 0.0%
Pitney Bowes, Inc.	(800)	(21,648)

Electrical Equipment – 0.0%
Eaton Corp.	(1,700)	(118,677)

Industrial Conglomerates – (0.1)%
3M Co.	(900)	(129,600)
Danaher Corp.	(2,189)	(167,699)
Siemens AG	(1,800)	(225,650)

		(522,949)

Machinery – (0.3)%
Caterpillar, Inc.	(6,809)	(742,657)
Cummins, Inc.	(883)	(128,132)
Joy Global, Inc.	(2,450)	(154,718)
Kone Oyj	(2,100)	(89,022)
PACCAR, Inc.	(1,900)	(119,339)

		(1,233,868)

Trading Companies & Distributors – (0.2)%
Aircastle Ltd.	(7,660)	(146,459)
Fastenal Co.	(13,741)	(622,193)
GATX Corp.	(1,419)	(94,037)
WW Grainger, Inc.	(200)	(49,240)

		(911,929)

		(3,982,706)

Information Technology – (1.0)%
Communications Equipment – 0.0%
Cisco Systems, Inc.	(6,210)	(155,188)

Internet Software & Services – (0.3)%
LinkedIn Corp.(a)	(597)	(134,773)
Pandora Media, Inc.(a)	(7,130)	(192,795)
Tencent Holdings Ltd.	(41,000)	(667,311)
Trulia, Inc.(a)	(2,180)	(134,353)

		(1,129,232)

IT Services – (0.1)%
CGI Group, Inc. Class A(a)	(2,650)	(93,785)
International Business Machines Corp.	(684)	(131,533)

Company	Shares	U.S. $ Value
VeriFone Systems, Inc.(a)	(2,940)	$(102,665)

		(327,983)

Semiconductors & Semiconductor Equipment – (0.1)%
Applied Materials, Inc.	(5,100)	(117,836)
First Solar, Inc.(a)	(2,753)	(191,829)
Intel Corp.	(5,220)	(182,282)

		(491,947)

Software – (0.4)%
Salesforce.com, Inc.(a)	(5,870)	(346,858)
Splunk, Inc.(a)	(9,594)	(517,596)
Workday, Inc. Class A(a)	(5,919)	(539,044)

		(1,403,498)

Technology Hardware, Storage & Peripherals – (0.1)%
EMC Corp./MA	(4,400)	(129,932)
Hewlett-Packard Co.	(4,330)	(164,540)
Seagate Technology PLC	(2,130)	(133,295)

		(427,767)

		(3,935,615)

Materials – (0.8)%
Chemicals – (0.1)%
Dow Chemical Co. (The)	(1,707)	(91,410)
EI du Pont de Nemours & Co.	(2,356)	(155,755)
Praxair, Inc.	(700)	(92,085)

		(339,250)

Metals & Mining – (0.7)%
Alcoa, Inc.	(5,700)	(94,677)
ArcelorMittal	(6,500)	(94,476)
First Quantum Minerals Ltd.	(67,949)	(1,525,462)
Freeport-McMoRan, Inc.	(2,500)	(90,925)
Grupo Mexico SAB de CV	(28,940)	(105,454)
Newmont Mining Corp.	(27,036)	(732,405)
ThyssenKrupp AG(a)	(2,300)	(64,027)

		(2,707,426)

		(3,046,676)

Consumer Staples – (0.5)%
Beverages – (0.1)%
Coca-Cola Co. (The)	(4,530)	(188,992)

Food & Staples Retailing – (0.3)%
Sprouts Farmers Market, Inc.(a)	(21)	(650)
Sysco Corp.	(13,078)	(494,741)
Wal-Mart Stores, Inc.	(4,567)	(344,808)
Whole Foods Market, Inc.	(9,115)	(356,761)

		(1,196,960)

Food Products – (0.1)%
Keurig Green Mountain, Inc.	(1,000)	(133,320)

Company	Shares	U.S. $ Value
Mondelez International, Inc.—Class A	(6,827)	$(247,069)

		(380,389)

Personal Products – 0.0%
Nu Skin Enterprises, Inc.	(1,320)	(59,030)
USANA Health Sciences, Inc.(a)	(600)	(43,818)

		(102,848)

Tobacco – 0.0%
Reynolds American, Inc.	(77)	(4,502)

		(1,873,691)

Health Care – (0.4)%
Health Care Equipment & Supplies – (0.3)%
Intuitive Surgical, Inc.(a)	(361)	(169,674)
Medtronic, Inc.	(14,079)	(898,944)

		(1,068,618)

Health Care Providers & Services – 0.0%
PharMerica Corp.(a)	(300)	(7,467)

Health Care Technology – 0.0%
athenahealth, Inc.(a)	(460)	(66,442)

Pharmaceuticals – (0.1)%
AbbVie, Inc.	(2,146)	(118,631)
Valeant Pharmaceuticals International, Inc.(a)	(1,720)	(201,756)

		(320,387)

		(1,462,914)

Financials – (0.3)%
Banks – 0.0%
DBS Group Holdings Ltd.	(10,000)	(143,346)

Capital Markets – (0.1)%
Franklin Resources, Inc.	(3,500)	(197,820)

Insurance – (0.2)%
ACE Ltd.	(1,620)	(172,255)
Allstate Corp. (The)	(1,480)	(91,005)
Assured Guaranty Ltd.	(3,840)	(92,736)
Lincoln National Corp.	(1,220)	(67,149)
MBIA, Inc.(a)	(9,350)	(97,521)
MetLife, Inc.	(1,210)	(66,235)
Power Financial Corp.	(4,070)	(131,574)

		(718,475)

		(1,059,641)

Utilities – (0.2)%
Electric Utilities – (0.2)%
American Electric Power Co., Inc.	(3,809)	(204,543)
Duke Energy Corp.	(2,690)	(199,033)
Fortum Oyj	(2,500)	(62,805)
Southern Co.	(4,443)	(197,269)
		(663,650)

Total Common Stocks (proceeds $29,700,509)		(30,623,388)

	Principal Amount (000)		U.S. $ Value
GOVERNMENT ISSUES – (1.6)%
Treasuries – (1.6)%
Bundesrepublik Deutschland 5.50%, 1/04/31	EUR	(280)	$(583,175)
U.S. Treasury Bonds
3.125%, 8/15/44	U.S.$	(256)	(258,080)
3.375%, 5/15/44		(1,290)	(1,364,175)
U.S. Treasury Notes
1.625%, 7/31/19		(631)	(631,049)
2.375%, 8/15/24		(2,135)	(2,140,671)
2.50%, 5/15/24		(1,130)	(1,146,156)

Total Government Issues (proceeds $6,077,878)			(6,123,306)

CORPORATE BONDS – (0.9)%
Materials – (0.4)%
Chemicals – (0.1)%
Ashland, Inc. 6.875%, 5/15/43		(374)	(404,855)
Metals & Mining – (0.3)%
Freeport-McMoRan, Inc. 3.875%, 3/15/23		(532)	(539,935)
Glencore Funding LLC 2.50%, 1/15/19 (c)		(296)	(295,349)
Teck Resources Ltd. 3.75%, 2/01/23		(468)	(460,199)

			(1,295,483)

			(1,700,338)

Industrials – (0.3)%
Environmental – (0.3)%
Clean Harbors, Inc. 5.125%, 6/01/21		(1,134)	(1,151,010)

Consumer Discretionary – (0.1)%
Retailers – (0.1)%
Sears Holdings Corp. 6.625%, 10/15/18		(580)	(527,800)

Health Care – (0.1)%
Healthcare – (0.1)%
HCA, Inc. 6.50%, 2/15/20		(172)	(192,425)

Total Corporate Bonds (proceeds $3,504,954)			(3,571,573)

Company	Shares	U.S. $ Value
DEPOSITORY RECEIPTS – (0.8)%
Energy – (0.5)%
Oil, Gas & Consumable Fuels – (0.5)%
Ecopetrol SA (Sponsored ADR)	(1,940)	$(67,085)
Petroleo Brasileiro SA (ADR)	(90,149)	(1,764,216)

		(1,831,301)

Information Technology – (0.2)%
Semiconductors & Semiconductor Equipment – (0.2)%
ASML Holding NV	(8,224)	(790,491)

Materials – (0.1)%
Metals & Mining – (0.1)%
Vale SA (Sponsored ADR)	(15,700)	(205,042)

Financials – 0.0%
Banks – 0.0%
Banco Bradesco SA (ADR)	(10,580)	(192,979)

Consumer Discretionary – 0.0%
Hotels, Restaurants & Leisure – 0.0%
Melco Crown Entertainment Ltd. (ADR)	(6,650)	(188,594)

Total Depository Receipts (proceeds $2,852,521)		(3,208,407)

R.E. INVESTMENT TRUST UNITS – (0.1)%
Financials – (0.1)%
Real Estate Investment Trusts (REITs) – (0.1)%
AvalonBay Communities, Inc.	(200)	(30,820)
Essex Property Trust, Inc.	(200)	(38,690)
Federal Realty Investment Trust	(200)	(24,956)
HCP, Inc.	(500)	(21,665)
Hospitality Properties Trust	(400)	(11,772)
Pennsylvania Real Estate Investment Trust	(1,200)	(24,192)
Starwood Waypoint Residential Trust(a)	(14,753)	(408,363)
Ventas, Inc.	(100)	(6,578)

Total R.E. Investment Trust Units (proceeds $537,391)		(567,036)

Total Securities Sold Short (proceeds $91,348,075)		(94,649,641)

Total Investments, Net of Securities Sold Short – 71.0% (cost $270,374,098)		274,907,500
Other assets less liabilities – 29.0%		112,556,197

Net Assets – 100.0%		$387,463,697

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Credit Suisse AG, London Branch	GBP	955	USD	1,607	9/11/14	$21,447
Morgan Stanley Co., Inc.	EUR	830	USD	1,111	9/18/14	20,268
Morgan Stanley Co., Inc.	CAD	841	USD	767	10/31/14	(5,775)
Morgan Stanley Co., Inc.	EUR	1,009	USD	1,334	10/31/14	8,889
Morgan Stanley Co., Inc.	USD	135	NOK	835	10/31/14	(606)
State Street Bank & Trust Co.	CHF	1,546	USD	1,706	9/17/14	21,513
State Street Bank & Trust Co.	EUR	128	USD	172	9/17/14	3,638
State Street Bank & Trust Co.	GBP	57	USD	95	9/17/14	1,294
State Street Bank & Trust Co.	USD	19	CHF	18	9/17/14	(195)
State Street Bank & Trust Co.	USD	65	EUR	49	9/17/14	(240)
State Street Bank London	EUR	740	USD	987	9/08/14	14,772
State Street Bank London	GBP	2,000	USD	3,367	9/08/14	46,989

						$131,994

PUT OPTIONS WRITTEN

Description	Contracts	Exercise Price	Expiration Month	Premiums Received	U.S. $ Value
iShares Russell 2000 ETF (f)	149	$115.00	September 2014	$32,035	$(15,347)
iShares Russell 2000 ETF (f)	417	112.00	September 2014	140,903	(19,182)

					$(34,529)

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at August 31, 2014	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Credit Suisse Securities (USA) LLC
Centurylink Inc., 6.15%, 9/15/19, 9/20/19*	(1.00)%	1.73%		$1,200	$38,946	$59,828	$(20,882)
Freeport-McMoran Co., 3.55%, 3/01/22, 9/20/19*	(1.00)	1.00		1,000	(1,942)	3,783	(5,725)
Repsol SA, 4.875%, 2/19/19, 9/20/19*	(1.00)	0.72	EUR	1,000	(20,928)	(5,214)	(15,714)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at August 31, 2014	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
U.S. Steel Corp., 6.65%, 6/01/37, 9/20/19*	(5.00)%	2.44%		$904	$(117,364)	$(83,439)	$(33,925)
Goldman Sachs & Co.
Rallye, 7.625%, 11/04/16, 9/20/19*	(5.00)	2.15	EUR	250	46,706	49,945	(3,239)
Rallye, 7.625%, 11/04/16, 9/20/19*	(5.00)	2.22		1,000	(188,349)	(174,586)	(13,763)
U.S. Steel Corp., 6.65%, 6/01/37, 9/20/19*	(5.00)	2.44		$1,000	(129,827)	(111,654)	(18,173)
Morgan Stanley Co., Inc.
Anglo American PLC, 5.875%, 4/17/15, 9/20/19*	(1.00)	1.13	EUR	1,000	5,627	23,736	(18,109)
Best Buy Co., Inc., 5.50%, 3/15/21, 9/20/19*	(5.00)	2.63		$500	(59,969)	(56,921)	(3,048)
Casino Guichard, 4.472%, 4/04/16, 9/20/19*	(1.00)	0.82	EUR	1,500	(21,953)	(18,478)	(3,475)
Glencore Intl AG, 6.50%, 2/27/19, 9/20/19*	(1.00)	1.08		1,500	4,228	22,141	(17,913)
Heinz HJ Co., 6.375%, 7/15/28, 9/20/19*	(1.00)	1.41		$1,000	17,737	32,256	(14,519)
Sale Contracts
Bank of America, NA
General Motors Co., 4.875%, 10/02/23, 12/20/18*	5.00	1.22		1,176	195,282	184,395	10,887
Intl Lease Fin Corp., 8.25%, 12/15/20, 9/20/19*	5.00	1.80		1,096	175,737	137,514	38,223
Credit Suisse Securities (USA) LLC
Ineos Group Holdings SA, 6.50%, 8/15/14, 6/20/19*	5.00	3.96	EUR	550	41,812	21,558	20,254

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at August 31, 2014	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Ineos Group Holdings SA, 6.50%, 8/15/18, 6/20/19*	5.00%	3.78%	EUR	484	$40,522	$26,591	$13,931
Techem GMBH, 6.125%, 10/01/19, 9/20/19*	5.00	2.62		500	80,840	60,938	19,902
Vougeot Bidco PLC, 7.875%, 7/15/20, 9/20/19*	5.00	3.60		1,000	97,884	72,642	25,242
Goldman Sachs & Co.
Advanced Micro Devices, 7.75%, 8/01/20, 12/24/18*	5.00	2.89		$1,300	123,246	90,183	33,063
Ardagh Packaging Fin PLC, 9.25%, 10/15/20, 9/20/19*	5.00	3.89	EUR	700	56,047	18,267	37,780
Beazer Homes USA, 9.125%, 5/15/19, 9/20/19*	5.00	3.88		$985	60,106	16,152	43,954
Boyd Gaming Corp., 7.125%, 2/01/16, 3/20/18*	5.00	3.03		709	53,967	39,600	14,367
Dr Horton Inc., 3.635%, 2/15/18, 9/20/19*	1.00	1.66		400	(11,680)	(19,610)	7,930
Heidelbergcement AG, 5.625%, 1/04/18, 9/20/19*	5.00	1.40	EUR	752	173,854	164,397	9,457
Ineos Group Holdings SA, 6.50%, 2/15/16, 9/20/19*	5.00	3.96		533	40,438	24,302	16,136
K Hovnanian Enter, 8.625%, 1/15/17, 9/20/19*	5.00	4.76		$2,247	46,684	(3,103)	49,787
TRW Automotive, 7.25%, 3/15/17, 9/20/19*	1.00	1.17		964	(5,842)	(15,786)	9,944

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at August 31, 2014	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Morgan Stanley Co., Inc.
AK Steel Corp., 7.625%, 5/15/20, 9/20/19*	5.00%	3.86%	EUR	1,000	$61,300	$41,535	$19,765
Alcatel-Lucent, 8.50%, 1/15/16, 6/20/19*	5.00	3.03		2,061	264,620	237,962	26,658
Clear Channel Com, 6.875%, 6/15/18, 12/21/15*	5.00	5.14		$1,789	14,969	(8,481)	23,450
New Look BondCo PLC, 8.75%, 5/14/18, 6/20/19*	5.00	2.75	EUR	896	131,314	102,290	29,024
Realogy Group, 4.50%, 4/15/19, 9/20/19*	5.00	2.73		$719	82,477	68,731	13,746
Transocean Ltd., 7.375%, 4/15/18, 6/20/19*	1.00	1.73		1,077	(33,648)	(41,942)	8,294
Wind Acquisition Finance, 11.75%, 7/15/17, 3/20/19*	5.00	2.69	EUR	664	95,083	79,771	15,312
Wind Acquisition Finance, 11.75%, 7/15/17, 6/20/19*	5.00	2.86		1,195	166,917	141,588	25,329

					$1,524,841	$1,180,891	$343,950

*	Termination date.

TOTAL RETURN SWAPS

Counterparty & Referenced Obligation	# of Shares or Units	Rate Paid/ Received	Notional Amount (000)	Maturity Date	Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Obligation
Morgan Stanley Co., Inc.
Inmarsat PLC	32,300	BBA 1 Month LIBOR Plus 0.35%	GBP230	2/11/16	$(5,190)
Pay Total Return on Reference Obligation
Morgan Stanley Co., Inc.
Aberdeen Asset Management PLC	7,300	BBA 1 Month LIBOR Minus 0.30%	30	8/01/16	(2,621)

Counterparty & Referenced Obligation	# of Shares or Units	Rate Paid/ Received	Notional Amount (000)		Maturity Date	Unrealized Appreciation/ (Depreciation)
Aberdeen Asset Management PLC	6,100	BBA 1 Month LIBOR Minus 0.30%	GBP	25	8/01/16	$(1,535)
Agile Property Holdings Ltd.	82,000	HKAB 1 Month HIBOR Fixing Minus 0.40%	HKD	520	8/01/16	2,510
Agile Property Holdings Ltd.	30,000	HKAB 1 Month HIBOR Fixing Minus 0.40%		194	8/01/16	1,373
Agricultural Bank of China Ltd.	170,000	HKAB 1 Month HIBOR Fixing Minus 0.40%		638	8/01/16	3,997
Agricultural Bank of China Ltd.	188,000	HKAB 1 Month HIBOR Fixing Minus 0.40%		707	8/01/16	4,664
Agricultural Bank of China Ltd.	48,000	HK Overnight Index Swap Ref Rate Minus 0.40%		176	8/01/16	572
Anglo American Platinum Ltd.	700	South Africa Johannesburg 1 Month Minus 2.125%	ZAR	321	8/01/16	404
Anglo American Platinum Ltd.	800	South Africa Johannesburg 1 Month Minus 2.125%		373	8/01/16	969
Antofagasta PLC	1,700	BBA 1 Month LIBOR Minus 0.30%	GBP	14	8/01/16	281
Antofagasta PLC	4,000	BBA 1 Month LIBOR Minus 0.30%		32	8/01/16	1,351
Banco do Brasil S.A.	5,600	FedFundEffective Minus 1.00%	USD	68	8/01/16	(19,222)
Bank of China Ltd.	7,000	HKAB 1 Month HIBOR Fixing Minus 0.40%	HKD	25	8/01/16	29
Bank of China Ltd.	268,000	HKAB 1 Month HIBOR Fixing Minus 0.40%		984	8/01/16	2,156
BOC Hong Kong (Holdings) Ltd.	14,000	HKAB 1 Month HIBOR Fixing Minus 0.40%		339	8/01/16	(3,252)
BOC Hong Kong (Holdings) Ltd.	13,500	HK Overnight Index Swap Ref Rate Minus 0.40%		336	8/01/16	(1,919)
Boral Ltd.	12,000	BBA 1 Month LIBOR Minus 0.40%	AUD	63	8/01/16	(3,926)
Boral Ltd.	11,000	BBA 1 Month LIBOR Minus 0.40%		58	8/01/16	(3,655)
China Cinda Asset Management Co., Ltd.	120,000	HKAB 1 Month HIBOR Fixing Minus 1.125%	HKD	524	8/01/16	6,969
China Cinda Asset Management Co., Ltd.	101,000	HKAB 1 Month HIBOR Fixing Minus 1.125%		438	8/01/16	5,486
China CITIC Bank Corp., Ltd.	138,000	HKAB 1 Month HIBOR Fixing Minus 0.40%		712	8/01/16	3,919
China CITIC Bank Corp., Ltd.	8,000	HK Overnight Index Swap Ref Rate Minus 0.40%		39	8/01/16	(8)
China CITIC Bank Corp., Ltd.	19,000	HK Overnight Index Swap Ref Rate Minus 0.40%		94	8/01/16	(10)

Counterparty & Referenced Obligation	# of Shares or Units	Rate Paid/ Received	Notional Amount (000)		Maturity Date	Unrealized Appreciation/ (Depreciation)
China CITIC Bank Corp., Ltd.	118,000	HKAB 1 Month HIBOR Fixing Minus 0.40%	HKD	606	8/01/16	$2,981
China Life Insurance Co., Ltd.	23,000	HKAB 1 Month HIBOR Fixing Minus 0.40%		529	8/01/16	1,490
China Life Insurance Co., Ltd.	25,000	HKAB 1 Month HIBOR Fixing Minus 0.40%		575	8/01/16	1,555
China Life Insurance Co., Ltd.	18,000	HKAB 1 Month HIBOR Fixing Minus 0.40%		409	8/01/16	484
China Merchants Bank Co., Ltd.	28,000	HKAB 1 Month HIBOR Fixing Minus 0.40%		440	8/04/16	3,206
China Merchants Bank Co., Ltd.	31,000	HKAB 1 Month HIBOR Fixing Minus 0.40%		484	8/01/16	3,204
China Merchants Bank Co., Ltd.	26,000	HK Overnight Index Swap Ref Rate Minus 0.40%		394	8/01/16	1,178
China Minsheng Banking Corp., Ltd.	154,200	HKAB 1 Month HIBOR Fixing Minus 0.40%		1,211	8/01/16	8,860
China Minsheng Banking Corp., Ltd.	109,000	HKAB 1 Month HIBOR Fixing Minus 0.40%		877	8/01/16	8,968
China National Building Material Co., Ltd.	166,700	HKAB 1 Month HIBOR Fixing Minus 0.40%		1,264	8/01/16	9,265
China National Building Material Co., Ltd.	98,000	HKAB 1 Month HIBOR Fixing Minus 0.40%		765	8/01/16	8,336
China Pacific Insurance (Group) Co., Ltd.	14,600	HKAB 1 Month HIBOR Fixing Minus 0.40%		442	8/01/16	2,156
China Pacific Insurance (Group) Co., Ltd.	16,200	HKAB 1 Month HIBOR Fixing Minus 0.40%		484	8/01/16	1,493
China Petroleum & Chemical Corp. (Sinopec)	58,000	HKAB 1 Month HIBOR Fixing Minus 0.40%		440	8/01/16	(1,491)
China Petroleum & Chemical Corp. (Sinopec)	64,000	HKAB 1 Month HIBOR Fixing Minus 0.40%		481	8/01/16	(2,240)
China Petroleum & Chemical Corp. (Sinopec)	36,000	HK Overnight Index Swap Ref Rate Minus 0.40%		270	8/01/16	(1,304)
China Resources Land Ltd.	38,100	HKAB 1 Month HIBOR Fixing Minus 0.40%		675	8/01/16	(643)
China Resources Land Ltd.	24,000	HKAB 1 Month HIBOR Fixing Minus 0.40%		414	8/01/16	(1,846)
China Resources Land Ltd.	46,000	HK Overnight Index Swap Ref Rate Minus 0.40%		840	8/01/16	2,468
China Shenhua Energy Co., Ltd.	15,500	HKAB 1 Month HIBOR Fixing Minus 0.40%		356	8/01/16	1,142
China Shenhua Energy Co., Ltd.	23,500	HKAB 1 Month HIBOR Fixing Minus 0.40%		551	8/01/16	3,123
CITIC Securities Co., Ltd.	12,000	HKAB 1 Month HIBOR Fixing Minus 0.40%		230	8/01/16	1,351

Counterparty & Referenced Obligation	# of Shares or Units	Rate Paid/ Received	Notional Amount (000)			Maturity Date	Unrealized Appreciation/ (Depreciation)
CITIC Securities Co., Ltd.	13,500	HKAB 1 Month HIBOR Fixing Minus 0.40%	HKD	268		8/01/16	$2,728
CNOOC Ltd.	24,000	HKAB 1 Month HIBOR Fixing Minus 0.40%		331		8/01/16	(4,187)
CNOOC Ltd.	42,000	HKAB 1 Month HIBOR Fixing Minus 0.40%		591		8/01/16	(5,795)
Country Garden Holdings Co., Ltd.	306,000	HKAB 1 Month HIBOR Fixing Minus 0.40%		1,139		8/01/16	11,205
Country Garden Holdings Co., Ltd.	104,000	HKAB 1 Month HIBOR Fixing Minus 0.40%		400		8/01/16	5,389
CRH PLC	1,700	BBA 1 Month LIBOR Minus 0.30%	GBP	23		8/01/16	(1,718)
CRH PLC	1,900	BBA 1 Month LIBOR Minus 0.30%		26		8/01/16	(1,443)
Evergrande Real Estate Group Ltd.	408,000	HKAB 1 Month HIBOR Fixing Minus 11.50%	HKD	1,333		8/01/16	(1,156)
Evergrande Real Estate Group Ltd.	212,000	HKAB 1 Month HIBOR Fixing Minus 11.50%		697		8/01/16	(68)
FANUC Corp.	0	BBA 1 Month LIBOR Minus 0.40%	JPY	0	*	8/01/16	0 **
Fortescue Metals Group Ltd.	4,300	BBA 1 Month LIBOR Minus 0.40%	AUD	18		8/01/16	0 **
Fortescue Metals Group Ltd.	33,200	BBA 1 Month LIBOR Minus 0.40%		157		8/01/16	18,148
Fortescue Metals Group Ltd.	20,500	BBA 1 Month LIBOR Minus 0.40%		96		8/01/16	10,276
Fortescue Metals Group Ltd.	23,000	BBA 1 Month LIBOR Minus 0.40%		106		8/01/16	10,244
Fortescue Metals Group Ltd.	2,100	BBA 1 Month LIBOR Minus 0.40%		9		8/01/16	0
Glencore PLC	12,760	BBA 1 Month LIBOR Minus 0.30%	GBP	45		8/01/16	(2,239)
Glencore PLC	21,500	BBA 1 Month LIBOR Minus 0.30%		77		8/01/16	(924)
Glencore PLC	20,000	BBA 1 Month LIBOR Minus 0.30%		72		8/01/16	(468)
Greentown China Holdings Ltd.	40,000	HKAB 1 Month HIBOR Fixing Minus 0.40%	HKD	389		8/01/16	8,381
Greentown China Holdings Ltd.	34,000	HKAB 1 Month HIBOR Fixing Minus 0.40%		296		8/01/16	2,555
Hang Lung Properties Ltd.	19,000	HKAB 1 Month HIBOR Fixing Minus 0.40%		450		8/01/16	(5,598)
Hang Lung Properties Ltd.	21,000	HKAB 1 Month HIBOR Fixing Minus 0.40%		491		8/01/16	(7,016)

Counterparty & Referenced Obligation	# of Shares or Units	Rate Paid/ Received	Notional Amount (000)		Maturity Date	Unrealized Appreciation/ (Depreciation)
Hang Lung Properties Ltd.	21,000	HK Overnight Index Swap Ref Rate Minus 0.40%	HKD	511	8/01/16	$(4,434)
Hang Lung Properties Ltd.	8,000	HK Overnight Index Swap Ref Rate Minus 0.40%		208	8/01/16	(4)
Hang Seng Bank Ltd.	6,000	HKAB 1 Month HIBOR Fixing Minus 0.40%		786	8/01/16	(426)
Hang Seng Bank Ltd.	6,700	HKAB 1 Month HIBOR Fixing Minus 0.40%		868	8/01/16	(1,720)
Hang Seng Bank Ltd.	2,900	HK Overnight Index Swap Ref Rate Minus 0.40%		379	8/01/16	(265)
Henderson Land Development Co., Ltd.	18,000	HKAB 1 Month HIBOR Fixing Minus 0.40%		883	8/01/16	(6,747)
Henderson Land Development Co., Ltd.	12,000	HKAB 1 Month HIBOR Fixing Minus 0.40%		584	8/01/16	(5,147)
Hong Kong Exchanges & Clearing Ltd.	3,000	HKAB 1 Month HIBOR Fixing Minus 0.40%		514	8/01/16	(1,338)
Hong Kong Exchanges & Clearing Ltd.	3,300	HKAB 1 Month HIBOR Fixing Minus 0.40%		575	8/01/16	(277)
Hong Kong Exchanges & Clearing Ltd.	4,600	HK Overnight Index Swap Ref Rate Minus 0.40%		843	8/01/16	4,997
HSBC Holdings PLC	8,200	BBA 1 Month LIBOR Minus 0.30%	GBP	51	8/01/16	(2,757)
HSBC Holdings PLC	9,100	BBA 1 Month LIBOR Minus 0.30%		58	8/01/16	(1,101)
HSBC Holdings PLC	7,000	BBA 1 Month LIBOR Minus 0.30%		45	8/01/16	(605)
Hyundai Heavy Industries Co., Ltd.	300	FedFundEffective Minus 0.40%	USD	43	8/01/16	1,898
Hyundai Heavy Industries Co., Ltd.	300	FedFundEffective Minus 0.40%		43	8/01/16	2,226
Hyundai Mobis Co., Ltd.	100	FedFundEffective Minus 0.40%		29	8/01/16	946
Hyundai Mobis Co., Ltd.	100	FedFundEffective Minus 0.40%		29	8/01/16	736
ICAP PLC	8,600	BBA 1 Month LIBOR Minus 0.30%	GBP	29	8/01/16	(5,004)
ICAP PLC	11,200	BBA 1 Month LIBOR Minus 0.30%		39	8/01/16	(5,682)
Jiangxi Copper Co., Ltd.	34,000	HKAB 1 Month HIBOR Fixing Minus 0.40%	HKD	491	8/01/16	2,333
Jiangxi Copper Co., Ltd.	38,000	HKAB 1 Month HIBOR Fixing Minus 0.40%		562	8/01/16	4,236
Jiangxi Copper Co., Ltd.	12,000	HK Overnight Index Swap Ref Rate Minus 0.40%		174	8/01/16	849
KOMATSU Ltd.	3,200	BBA 1 Month LIBOR Minus 0.40%	JPY	7,387	8/01/16	(1,943)
KOMATSU Ltd.	800	BBA 1 Month LIBOR Minus 0.40%		1,831	8/01/16	(607)

Counterparty & Referenced Obligation	# of Shares or Units	Rate Paid/ Received	Notional Amount (000)		Maturity Date	Unrealized Appreciation/ (Depreciation)
Kumba Iron Ore Ltd.	1,000	South Africa Johannesburg 1 Month Minus 1.875%	ZAR	368	8/01/16	$4,525
Kumba Iron Ore Ltd.	1,900	South Africa Johannesburg 1 Month Minus 1.875%		701	8/01/16	8,821
KYOCERA Corp.	1,100	BBA 1 Month LIBOR Minus 0.40%	JPY	5,373	8/01/16	204
KYOCERA Corp.	1,000	BBA 1 Month LIBOR Minus 0.40%		4,887	8/01/16	211
KYOCERA Corp.	900	BBA 1 Month LIBOR Minus 0.40%		4,447	8/01/16	651
Lenovo Group Ltd.	44,370	HKAB 1 Month HIBOR Fixing Minus 0.40%	HKD	472	8/01/16	(5,547)
Lenovo Group Ltd.	74,000	HKAB 1 Month HIBOR Fixing Minus 0.40%		788	8/01/16	(9,059)
Lenovo Group Ltd.	54,000	HK Overnight Index Swap Ref Rate Minus 0.40%		629	8/01/16	362
Li & Fung Ltd.	15,300	HKAB 1 Month HIBOR Fixing Minus 0.40%		160	8/01/16	1,359
Li & Fung Ltd.	52,000	HKAB 1 Month HIBOR Fixing Minus 0.40%		544	8/01/16	4,824
MITSUI & Co., Ltd.	3,100	BBA 1 Month LIBOR Minus 0.40%	JPY	5,125	8/01/16	(1,412)
MITSUI & Co., Ltd.	3,400	BBA 1 Month LIBOR Minus 0.40%		5,614	8/01/16	(1,615)
MITSUI & Co., Ltd.	1,300	BBA 1 Month LIBOR Minus 0.40%		2,245	8/01/16	334
MTN Group Ltd.	2,800	South Africa Johannesburg 1 Month Minus 0.95%	ZAR	618	8/01/16	(6,120)
MTN Group Ltd.	4,300	South Africa Johannesburg 1 Month Minus 0.95%		955	8/01/16	(8,873)
MTN Group Ltd.	1,400	South Africa Johannesburg 1 Month Minus 0.95%		342	8/01/16	20
Naspers Ltd.	300	South Africa Johannesburg 1 Month Minus 0.95%		401	8/01/16	(1,120)
Naspers Ltd.	300	South Africa Johannesburg 1 Month Minus 0.95%		421	8/01/16	841
Naspers Ltd.	300	South Africa Johannesburg 1 Month Minus 0.95%		416	8/01/16	345
Ocado Group PLC	2,000	BBA 1 Month LIBOR Minus 0.30%	GBP	7	8/01/16	(466)

Counterparty & Referenced Obligation	# of Shares or Units	Rate Paid/ Received	Notional Amount (000)			Maturity Date	Unrealized Appreciation/ (Depreciation)
Ocado Group PLC	10,400	BBA 1 Month LIBOR Minus 0.30%	GBP	34		8/01/16	$(2,417)
Ocado Group PLC	2,000	BBA 1 Month LIBOR Minus 0.30%		7		8/01/16	1,073
Ocado Group PLC	2,220	BBA 1 Month LIBOR Minus 0.30%		9		8/01/16	1,696
Ocado Group PLC	800	SONIA Overnight Deposit Rate Minus 0.30%		3		8/01/16	796
Orica Ltd.	1,700	RBA Daily Cash Rate Target Minus 0.40%	AUD	35		8/01/16	273
Orica Ltd.	1,100	RBA Daily Cash Rate Target Minus 0.40%		23		8/01/16	3
Orica Ltd.	520	RBA Daily Cash Rate Target Minus 0.40%		11		8/01/16	(25)
PetroChina Co., Ltd.	22,700	HKAB 1 Month HIBOR Fixing Minus 0.40%	HKD	230		8/01/16	(2,405)
PetroChina Co., Ltd.	52,000	HKAB 1 Month HIBOR Fixing Minus 0.40%		527		8/01/16	(5,510)
PetroChina Co., Ltd.	28,000	HK Overnight Index Swap Ref Rate Minus 0.40%		285		8/01/16	(2,787)
PetroChina Co., Ltd.	76,000	HK Overnight Index Swap Ref Rate Minus 0.40%		814		8/01/16	(2,485)
Peugeot SA	5,800	1 Month EURIBOR Minus 0.35%	EUR	62		8/01/16	218
Peugeot SA	5,300	1 Month EURIBOR Minus 0.35%		57		8/01/16	793
Ping An Insurance (Group) Co. of China Ltd.	10,500	HKAB 1 Month HIBOR Fixing Minus 0.40%	HKD	689		8/01/16	2,510
Ping An Insurance (Group) Co. of China Ltd.	12,000	HKAB 1 Month HIBOR Fixing Minus 0.40%		794		8/01/16	3,773
Poly Property Group Co.,Ltd.	64,000	HKAB 1 Month HIBOR Fixing Minus 0.40%		238		8/01/16	2,607
Poly Property Group Co.,Ltd.	79,000	HKAB 1 Month HIBOR Fixing Minus 0.40%		290		8/01/16	2,710
Reckitt Benckiser Group PLC	1,100	BBA 1 Month LIBOR Minus 0.30%	GBP	58		8/01/16	727
Reckitt Benckiser Group PLC	1,000	BBA 1 Month LIBOR Minus 0.30%		52		8/01/16	(519)
Safeway Ltd.	0	BBA 1 Month LIBOR Minus 0.30%		0	*	8/01/16	(1)
Safeway Ltd.	0	BBA 1 Month LIBOR Minus 0.30%		0	*	8/01/16	(6)
Shimao Property Holdings Ltd.	33,000	HKAB 1 Month HIBOR Fixing Minus 0.40%	HKD	578		8/01/16	2,283
Shimao Property Holdings Ltd.	9,000	HKAB 1 Month HIBOR Fixing Minus 0.40%		156		8/01/16	454

Counterparty & Referenced Obligation	# of Shares or Units	Rate Paid/ Received	Notional Amount (000)		Maturity Date	Unrealized Appreciation/ (Depreciation)
Shimao Property Holdings Ltd.	16,500	HK Overnight Index Swap Ref Rate Minus 0.40%	HKD	278	8/01/16	(232)
Sino-Ocean Land Holdings Ltd.	99,000	HKAB 1 Month HIBOR Fixing Minus 0.40%		444	8/01/16	2,427
Sino-Ocean Land Holdings Ltd.	63,000	HKAB 1 Month HIBOR Fixing Minus 0.40%		276	8/01/16	$761
Standard Bank Group Ltd.	4,400	South Africa Johannesburg 1 Month Minus 0.95%	ZAR	635	8/01/16	2,637
Standard Bank Group Ltd.	4,900	South Africa Johannesburg 1 Month Minus 0.95%		723	8/01/16	4,403
Standard Bank Group Ltd.	3,800	South Africa Johannesburg 1 Month Minus 0.95%		527	8/01/16	302
Swire Properties Ltd.	34,200	HKAB 1 Month HIBOR Fixing Minus 0.40%	HKD	866	8/01/16	(2,103)
Swire Properties Ltd.	10,800	HKAB 1 Month HIBOR Fixing Minus 0.40%		271	8/01/16	(1,018)
Tesco PLC	21,200	BBA 1 Month LIBOR Minus 0.30%	GBP	54	8/01/16	2,837
Tesco PLC	14,800	BBA 1 Month LIBOR Minus 0.30%		37	8/01/16	1,054
Tesco PLC	8,400	BBA 1 Month LIBOR Minus 0.30%		21	8/01/16	(75)
William Morrison Supermarkets PLC	3,900	BBA 1 Month LIBOR Minus 0.30%		6	8/01/16	(1,415)
William Morrison Supermarkets PLC	17,670	BBA 1 Month LIBOR Minus 0.30%		29	8/01/16	(6,207)
Woodside Petroleum Ltd.	2,500	BBA 1 Month LIBOR Minus 0.40%	AUD	104	8/01/16	(1,932)
Woodside Petroleum Ltd.	2,800	BBA 1 Month LIBOR Minus 0.40%		118	8/01/16	(1,060)
Woodside Petroleum Ltd.	200	BBA 1 Month LIBOR Minus 0.40%		9	8/01/16	252
Yanzhou Coal Mining Co., Ltd.	90,800	HKAB 1 Month HIBOR Fixing Minus 2.25%	HKD	564	8/01/16	(3,711)
Yanzhou Coal Mining Co., Ltd.	86,000	HKAB 1 Month HIBOR Fixing Minus 2.25%		578	8/01/16	2,169
Zijin Mining Group Co., Ltd.	110,000	HKAB 1 Month HIBOR Fixing Minus 1.75%		216	8/01/16	(644)
Zijin Mining Group Co., Ltd.	122,000	HKAB 1 Month HIBOR Fixing Minus 1.75%		241	8/01/16	(484)
Zoomlion Heavy Industry Science & Technology Co., Ltd.	83,000	HKAB 1 Month HIBOR Fixing Minus 1.00%		398	8/01/16	(46)

Counterparty & Referenced Obligation	# of Shares or Units	Rate Paid/ Received	Notional Amount (000)	Maturity Date	Unrealized Appreciation/ (Depreciation)
Zoomlion Heavy Industry Science & Technology Co., Ltd.	79,000	HKAB 1 Month HIBOR Fixing Minus 1.00%	HKD383	8/01/16	$533

					$56,050

*	Notional amount less than 500.
**	Amount less than $0.50.
(a)	Non-income producing security.
(b)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2014, the aggregate market value of these securities amounted to $21,128,189 or 5.5% of net assets.
(d)	Pay-In-Kind Payments (PIK). The issuer may pay cash interest and/or interest in additional debt securities. Rates shown are the rates in effect at August 31, 2014.
(e)	When-Issued or delayed delivery security.
(f)	One contract relates to 100 shares.
(g)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AllianceBernstein at (800) 227-4618.
(h)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(i)	As of August 31, 2014, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $9,441,419 and gross unrealized depreciation of investments was $(4,908,017), resulting in net unrealized appreciation of $4,533,402.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

As of August 31, 2014, the Fund held 0.02% of net assets in insured bonds (of this amount 0.0% represents the Fund’s holding in pre-refunded or escrowed to maturity bonds).

Currency Abbreviations:

AUD – Australian Dollar

CAD – Canadian Dollar

CHF – Swiss Franc

EUR – Euro

GBP – Great British Pound

HKD – Hong Kong Dollar

JPY – Japanese Yen

NOK – Norwegian Krone

RUB – Russian Ruble

USD – United States Dollar

ZAR – South African Rand

Glossary:

ADR – American Depositary Receipt

AGM – Assured Guaranty Municipal

BBA – British Bankers Association

ETF – Exchange Traded Fund

EURIBOR – Euro Interbank Offered Rate

FedFundEffective – Federal Funds Effective Rate

HIBOR – Hong Kong Interbank Offer Rate

HK – Hong Kong

HKAB – Hong Kong Association of Banks

LIBOR – London Interbank Offered Rates

MSCI – Morgan Stanley Capital International

REG – Registered Shares

SONIA – Sterling OverNight Index Average

SPDR – Standard & Poor’s Depository Receipt

AB Cap Fund, Inc. - AB Multi-Manager Alternative Strategies Fund

August 31, 2014 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments

•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options and warrants are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option or a warrant depends upon the contractual terms of, and specific risks inherent in, the option or warrant as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options generally will be classified as Level 2. For options or warrants that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options and warrants are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of August 31, 2014:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Common Stock:
Consumer Discretionary	$45,288,558	$2,136,519	$—	$47,425,077
Consumer Staples	8,991,486	1,748,500	—	10,739,986
Energy	19,825,298	—	—	19,825,298
Financials	19,081,376	481,894	—	19,563,270
Health Care	18,374,630	—	—	18,374,630
Industrials	35,308,466	2,661,417	—	37,969,883
Information Technology	19,246,798	1,129,920	—	20,376,718
Materials	12,484,202	526,647	—	13,010,849
Telecommunication Services	1,755,067	963,079	—	2,718,146
Utilities	821,547	—	—	821,547
Corporate Bonds	—	41,669,124	7,349,019	49,018,143
R.E. Investment Trust Units	8,303,191	—	—	8,303,191
Government Issues	—	7,080,959	—	7,080,959
Municipals	—	6,350,369	—	6,350,369
Depository Receipts	4,810,450	786,443	—	5,596,893
Preferred Stocks	3,281,884	113,883	—	3,395,767
Convertible Bonds	—	911,900	91,800	1,003,700
Common Stock Units	972,473	—	—	972,473
Limited Partnership Units	865,621	—	—	865,621
Collateralized Mortgage Obligations	—	—	576,000	576,000
Mutual Funds	32,892	173,276	—	206,168
Options Equity	—	199,610	—	199,610
Warrants	140,160	—	—	140,160
Options Index	—	70,005	—	70,005
Short-Term Investments:
Investment Companies	90,412,576	—	—	90,412,576
U.S. Treasuries	—	4,540,102	—	4,540,102
Liabilities:
Mutual Funds	(50,555,931)	—	—	(50,555,931)
Common Stocks:
Consumer Discretionary	(9,395,794)	(308,366)	—	(9,704,160)
Energy	(4,517,296)	(377,039)	—	(4,894,335)
Industrials	(3,527,392)	(455,314)	—	(3,982,706)
Information Technology	(3,268,304)	(667,311)	—	(3,935,615)
Materials	(2,888,173)	(158,503)	—	(3,046,676)
Consumer Staples	(1,873,691)	—	—	(1,873,691)
Health Care	(1,462,914)	—	—	(1,462,914)
Financials	(916,295)	(143,346)	—	(1,059,641)
Utilities	(600,845)	(62,805)	—	(663,650)
Government Issues	—	(6,123,306)	—	(6,123,306)
Corporate Bonds	—	(3,571,573)	—	(3,571,573)
Depository Receipts	(3,208,407)	—	—	(3,208,407)
R.E. Investment Trust Units	(567,036)	—	—	(567,036)

Total Investments in Securities	207,214,597	59,676,084	8,016,819	274,907,500
Other Financial Instruments* :
Assets:
Forward Currency Exchange Contracts	—	138,810	—	138,810
Credit Default Swaps	—	512,435	—	512,435
Total Return Swaps	—	242,875	—	242,875
Liabilities:
Forward Currency Exchange Contracts	—	(6,816)	—	(6,816)
Put Options Written	—	(34,529)	—	(34,529)
Credit Default Swaps	—	(168,485)	—	(168,485)
Total Return Swaps	—	(186,825)	—	(186,825)

Total	$207,214,597	$60,173,549	$8,016,819	$275,404,965

*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Corporate Bonds	Convertible Bonds	Collateralized Mortgage Obligations
Balance as of 7/31/14(a)	$—	$—	$—
Accrued discounts/(premiums)	(424)	—	—
Realized gain (loss)	(4,950)	—	—
Change in unrealized appreciation/depreciation	(97,294)	—	—
Purchases	7,465,187	91,800	576,000
Sales	(13,500)	—	—
Transfers in to Level 3	—	—	—
Transfers out of Level 3	—	—	—

Balance as of 8/31/14	$7,349,019	$91,800	$576,000

Net change in unrealized appreciation/depreciation from Investments held as of 8/31/14	$(97,294)	$—	$—

	Total
Balance as of 7/31/14(a)	$—
Accrued discounts/(premiums)	(424)
Realized gain (loss)	(4,950)
Change in unrealized appreciation/depreciation	(97,294)
Purchases	8,132,987
Sales	(13,500)
Transfers in to Level 3	—
Transfers out of Level 3	—

Balance as of 8/31/14	$8,016,819

Net change in unrealized appreciation/depreciation from Investments held as of 8/31/14	$(97,294)

(a)	Commencement of Operations.

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Cap Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date: October 21, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date: October 21, 2014

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date: October 21, 2014